Goodwill and Other Intangible Assets - Schedule of Estimated Annual Amortization Expense Related to Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 16
2018	11
2019	10
2020	10
2021	9
2022 and thereafter	43
Total	$ 99